Cover	Sep. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2022
Entity File Number	333-214469
Entity Registrant Name	BITMIS CORP.
Entity Central Index Key	0001678848
Entity Tax Identification Number	98-1310024
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	400 Blake St.
Entity Address, Address Line Two	Apt 3401
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06515
City Area Code	(646)
Local Phone Number	768-8417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false